Staff costs (Table)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Staff costs

	2021	2020	2019
	£m	£m	£m
Performance costs	1,308	1,145	1,104
Salaries[a]	2,245	2,285	2,373
Social security costs	297	295	269
Post-retirement benefits[b]	181	176	184
Other compensation costs	172	208	237
Total compensation costs	4,203	4,109	4,167

Other resourcing costs
Outsourcing	136	142	211
Redundancy and restructuring	49	47	69
Temporary staff costs	17	14	48
Other	51	53	70
Total other resourcing costs	253	256	398

Total staff costs	4,456	4,365	4,565
Notes
a£152m (2020: £156m; 2019: £123m) of compensation was capitalised as internally generated software.
bPost-retirement benefits charge includes £121m (2020: £127m; 2019: £126m) in respect of defined contribution schemes and £60m (2020: £49m; 2019: £58m) in respect of defined benefit schemes.